STOCKHOLDERS’ EQUITY (Details Narrative) - $ / shares			12 Months Ended
	Oct. 31, 2023	May 10, 2023	Dec. 31, 2023	May 11, 2023	Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Stock, Shares Authorized			4,000,000,000		4,000,000,000
Common Stock, Par or Stated Value Per Share			$ 0.001		$ 0.001
Preferred Stock, Shares Authorized			100,000,000		100,000,000
Preferred Stock, Par or Stated Value Per Share			$ 0.001		$ 0.001
Common Stock, Shares, Outstanding		125,073,621	10,000,000	3,877,282,251	70,496,041
Preferred Stock, Shares Outstanding			60,496,041	0	0
Stockholders' Equity, Reverse Stock Split	1 for 55
Preferred Stock, Convertible, Shares Issuable	60,496,041
Common Stock, Conversion Basis			Series A Convertible Preferred Shares, reducing its ownership of the Company’s Common Stock from approximately 88% to approximately 12%
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross			10,574,000
Series A Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Convertible, Shares Issuable	60,496,041
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Stock, Shares, Outstanding			3,877,282,251
Conversion of Stock, Shares Issued			70,496,041
Board of Directors Chairman [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Stock, Shares Authorized		4,000,000,000
Common Stock, Par or Stated Value Per Share		$ 0.001
Common Stock, Voting Rights		Each share of Common Stock when issued, shall have one (1) vote on all matters presented to the stockholders.
Preferred Stock, Shares Authorized		100,000,000
Preferred Stock, Par or Stated Value Per Share		$ 0.001
Board Of Directors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Stock, Shares, Outstanding					3,877,282,251
Preferred Stock, Shares Outstanding					0